VARIABLE INTEREST ENTITIES ("VIEs") (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of joint ventures | item	3
Accounts receivable, net, current	$ 58,187	$ 66,918
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Accounts receivable, net, current	$ 12,617